As filed with the Securities and Exchange Commission on October 11, 2013

Registration No. 333-108525

811-21427

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

WRL FREEDOM PREMIER III VARIABLE ANNUITY

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 25

AND

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 26

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on October 21, 2013 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on August 16, 2013. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 25 to Form N-4, File No. 333-108525) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 11th day of October 2013

SEPARATE ACCOUNT VA U

WESTERN RESERVE LIFE

ASSURANCE CO. OF OHIO

Depositor

                                                                      *

Brenda K. Clancy

President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and	____________, 2013
C. Michiel van Katwijk	Senior Vice President

*	Director and Chief	____________, 2013
Charles T. Boswell	Executive Officer

*	Director, Chairman of	____________, 2013
Brenda K. Clancy	the Board and President

*	Director and Division	____________, 2013
John R. Hunter	Chief Operating Officer –
Life & Protection

*	Director, Senior Vice	____________, 2013
Arthur C. Schneider	President and Chief
Tax Officer

*	Treasurer and	____________, 2013
Karen R. Wright	Vice President

*	Corporate Controller and	____________, 2013
Eric J. Martin	Senior Vice President

	Assistant Secretary,	October 11, 2013
*By Darin D. Smith	and Managing Assistant
General Counsel

*By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.